Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Treasury shares	Retained earnings (accumulated deficit)	Currency translation adjustment	Net profit (loss)	Retained earnings, excluding profit (loss) for reporting period [member]
Balance at beginning of period (in shares) at Dec. 31, 2019		38,858,617,000
Balance at beginning of period at Dec. 31, 2019	€ 84,065	€ 9,715	€ 377,821	€ (478)	€ (237,862)	€ 14	€ (65,144)
+ Net profit (loss)	(101,221)						(101,221)
Other comprehensive income (loss)	90				196	(106)
Total comprehensive income (loss)	(101,131)				196	(106)	(101,221)
Allocation of prior period profit (loss)	0				(65,144)		65,144
Capital increase (shares)		29,762,000
Capital increase	0	€ 7	0		(7)
Share-based compensation	1,236		1,236
Treasury shares	(333)			(333)
Other movements	(268)		0					€ (268)
Balance at end of period (in shares) at Dec. 31, 2020		38,888,379,000
Balance at end of period at Dec. 31, 2020	(16,430)	€ 9,722	379,057	(811)	(303,086)	(92)	(101,221)
+ Net profit (loss)	67,259						67,259
Other comprehensive income (loss)	330				216	113
Total comprehensive income (loss)	67,589				216	113	67,259
Allocation of prior period profit (loss)	0				(101,221)		101,221
Capital increase (shares)		10,927,110,000
Capital increase	65,332	€ 2,732	62,600		0
Share-based compensation	470		470
Treasury shares	€ (174)			(174)
Balance at end of period (in shares) at Dec. 31, 2021	49,815,489	49,815,489,000
Balance at end of period at Dec. 31, 2021	€ 119,097	€ 12,454	444,438	(986)	(404,090)	22	67,259
Equity component Bond issue OCEANE	2,311		2,311
+ Net profit (loss)	(23,719)						(23,719)
Other comprehensive income (loss)	(1,108)				258	(1,366)
Total comprehensive income (loss)	(24,827)				258	(1,366)	(23,719)
Allocation of prior period profit (loss)	0				67,259		(67,259)
Capital increase (shares)		19,494,000
Capital increase	0	€ 5	0		(5)
Share-based compensation	245		245
Treasury shares	8			8
Other movements	€ 5							€ 5
Balance at end of period (in shares) at Dec. 31, 2022	49,834,983	49,834,983,000
Balance at end of period at Dec. 31, 2022	€ 94,528	€ 12,459	€ 444,683	€ (978)	€ (336,573)	€ (1,344)	€ (23,719)